FAIR VALUE OF FINANCIAL INSTRUMENTS - Netting of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and other
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	$ 4,379	$ 2,853
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(351)	(366)
Disclosure of offsetting of financial liabilities [line items]
Net amount of financial instruments in Consolidated Balance Sheets	4,028	2,487
Accounts receivable and other
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	2,195	2,380
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(429)	(423)
Net amount of financial instruments in Consolidated Balance Sheets	$ 1,766	$ 1,957